Annual Total Returns[BarChart] - ProShares UltraShort Utilities - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(36.25%)	(6.74%)	(28.77%)	(42.80%)	0.16%	(32.17%)	(21.85%)	(10.09%)	(35.38%)	(36.42%)